Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement Warrants Disclosure Abstract
Private Placement Warrants
Note 4 — Private Placement Warrants
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 6,266,667 Private Placement Warrants at a price of $1.50 per warrant ($9,400,000 in the aggregate), each Private Placement Warrant is exercisable to purchase one share of Class A ordinary shares at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from our Initial Public Offering to be held in the Trust Account.
The Private Placement Warrants will be identical to the warrants sold in the IPO except that the Private Placement Warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company, (ii) may not (including the Class A ordinary shares issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights.

Note 4 — Private Placement Warrants
Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 6,266,667 Private Placement Warrants at a price of $1.50 per warrant ($9,400,000 in the aggregate), each Private Placement Warrant is exercisable to purchase one share of Class A ordinary shares at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from our initial public offering to be held in the Trust Account.
The Private Placement Warrants will be identical to the warrants sold in the IPO except that the Private Placement Warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company, (ii) may not (including the Class A
O
rdinary
S
hares issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights.